9 CAPITAL STOCK: Schedule of Stock Options Outstanding (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Stock Options Outstanding
Number of Options	Number of Options	Exercise Price	Expiry Date
Outstanding	Exercisable	C$
200,000	200,000	$0.11	10-Apr-2019
50,000	50,000	$0.19	11-Aug-2019
100,000	100,000	$0.25	10-Sep-2019
200,000	200,000	$0.34	06-Nov-2019
175,000	175,000	$0.33	26-Nov-2019
1,250,000	1,250,000	$0.55	29-Dec-2019
410,000	410,000	$0.68	09-Feb-2020
25,000	25,000	$0.65	26-Mar-2020
100,000	100,000	$0.68	08-Jun-2020
814,258	814,258	$0.41	09-Jul-2020
445,000	445,000	$0.41	13-Aug-2020
85,000	85,000	$0.41	15-Sep-2020
200,000	200,000	$0.44	05-Oct-2020
200,000	200,000	$0.47	14-Oct-2020
400,000	400,000	$0.46	19-Oct-2020
0	0	$0.45	22-Oct-2020
60,000	60,000	$0.42	10-Nov-2020
2,080,580	1,387,053	$0.38	09-Feb-2021 to 12-Feb-2021
71,667	47,778	$0.15	15-Dec-2021
4,030,667	-1,343,555	$0.10	13-Jun-2022 to 16-Jun-2022
500,000	166,667	$0.10	01-Nov-2022
350,000	-	$0.065	14-Sep-2023
3,526,000	-	$0.10	26-Oct-2023
15,273,172	7,659,311